Contingencies	12 Months Ended
Dec. 31, 2021
Contingencies
Contingencies

Note 24 – Contingencies

Canada Revenue Agency Audit

The CRA is conducting an audit of Franco-Nevada for the 2012-2017 taxation years.

On September 14, 2021, the Company received a Notice of Reassessment for the 2016 taxation year in relation to the Canadian Domestic Tax Matters, as further detailed below in Note 24(a). On December 21, 2021, the Company received a Notice of Reassessment for the 2016 taxation year in relation to the Mexico Transfer Pricing matters and Notices of Reassessment for the 2016 and 2017 taxation years in relation to the Barbados Transfer Pricing matters, as further detailed below in Note 24(b) and Note 24 (c), respectively. Subsequent to year-end, on February 4, 2022, the Company received a proposal letter for the 2017 taxation year in relation to the Canadian Domestic Tax matters, as further detailed below in Note 24(a).

Management believes that the Company and its subsidiaries have filed all tax returns and paid all applicable taxes in compliance with Canadian and applicable foreign tax laws and, as a result, no liabilities have been recorded in the financial statements of the Company for the Reassessments, the Proposal Letter (both, as defined below), or for any potential tax exposure that may arise in respect of these matters. The Company does not believe that the Reassessments or the Proposal Letter are supported by Canadian tax law and jurisprudence and intends to vigorously defend its tax filing positions.

The following table provides a summary of the various CRA audit and reassessment matters further detailed below:

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Canadian Domestic Tax Matters	Upfront payment made in connection with precious metal stream agreements should be deducted for income tax purposes in a similar manner to how such amount is expensed for financial statement purposes.	2014, 2015, 2016

For 2014-2016:

Tax: $9.0 (C$11.4)

Interest and other penalties: $2.4 (C$2.9)

If CRA were to reassess the 2017-2021 taxation years on the same basis:

Tax: $41.5 (C$52.6)

Interest and other penalties: $4.2 (C$5.4)

Transfer Pricing (Mexico)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013, 2014, 2015, 2016

For 2013-2016:

Tax: $23.6 (C$29.9)

Transfer pricing penalties: $8.1 (C$10.3) for 2013-2015; $1.4 (C$1.7) for 2016 under review

Interest and other penalties: $10.2 (C$12.8)

The amounts set forth above do not include any potential relief under the Canada-Mexico tax treaty.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments for this issue are expected for subsequent years.

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014, 2015, 2016, 2017

For 2014-2017:

Tax: $36.4 (C$46.2)

Transfer pricing penalties: $2.0 (C$2.5) for 2014-2015; $11.9 (C$15.1) for 2016-2017 under review

Interest and other penalties: $10.4 (C$13.2)

If CRA were to reassess the 2018-2021 taxation years on the same basis:

Tax: $169.4 (C$214.7)

Transfer pricing penalties: $63.9 (C$81.0)

Interest and other penalties: $12.1 (C$15.4)

FAPI (Barbados)

The FAPI provisions in the Act (as defined below) apply such that a majority of the income relating to precious metal streams earned by the Company’s Barbadian subsidiary, in 2012 and 2013, should be included in the income of the Company and subject to tax in Canada.

		2012, 2013	For 2012-2013: Tax: $6.0 (C$7.7) Interest and other penalties: $2.8 (C$3.7) Based on CRA’s proposal letter, no reassessments for this issue for years after 2013 are expected.

(a)	Canadian Domestic Tax Matters (2014-2016)

In October 2019, certain wholly-owned Canadian subsidiaries of the Company received Notices of Reassessment for the 2014 and 2015 taxation years (the “2014 and 2015 Domestic Reassessments”) in which the CRA increased income by adjusting the timing of the deduction of the upfront payments which were made in connection with precious metal stream agreements. The CRA’s position is that the upfront payment should be deducted for income tax purposes in a similar manner to how such upfront payment is expensed for financial statement purposes. Consequently, the CRA’s position results in a slower deduction of the upfront payment and an acceleration of the payment of Canadian taxes. This results in the Company being subject to an incremental payment of Federal and provincial income taxes for these years of $1.1 million (C$1.4 million) (after applying available non-capital losses and other deductions) plus estimated interest (calculated to December 31, 2021) and other penalties of $0.2 million (C$0.2 million). The Company has filed formal Notices of Objection with the CRA against the 2014 and 2015 Domestic Reassessments, posted security in cash for 50% of the reassessed amounts, as referenced in Note 9, and has commenced an appeal in the Tax Court of Canada with respect to these reassessments.

On September 14, 2021, the Company received a Notice of Reassessment for the 2016 taxation year (the “2016 Domestic Reassessment” and, collectively with the 2014 and 2015 Domestic Reassessments, the “Domestic Reassessments”) on the same basis as the 2014 and 2015 Domestic Reassessments, resulting in an incremental payment of Federal and provincial income taxes of $7.9 million (C$10.0 million) (after applying available non-capital losses and other deductions) plus interest (calculated to December 31, 2021) and applicable penalties of $2.2 million (C$2.7 million). The Company has filed a formal Notice of Objection with the CRA against the 2016 Domestic Reassessment and has posted security in cash for 50% of the reassessed amounts, as referenced in Note 9.

If the CRA were to reassess the particular Canadian subsidiaries for taxation years 2017 through 2021 on the same basis, the Company estimates that it would be subject to an incremental payment of Canadian tax (after applying available non-capital losses and other deductions) of approximately $6.7 million (C$8.4 million) for 2017 and $34.8 million (C$44.2 million) for 2018 through 2021 plus interest (calculated to December 31, 2021) and other penalties of approximately $4.2 million (C$5.4 million).

On February 4, 2022, the Company received a proposal letter (the “Proposal Letter”) in which the CRA proposes to reassess the 2017 taxation year on the same basis as the Domestic Reassessments as described above. The CRA proposes to increase taxable income by $26.5 million that would result in an incremental payment of Canadian tax of approximately $6.7 million (C$8.4 million) plus interest and applicable penalties, consistent with the estimate disclosed above. Should the Proposal Letter result in the issuance of a Notice of Reassessment, the Company intends to file a Notice of Objection against the reassessment.

(b)	Mexico (2013-2016)

In December 2018 and December 2019, the Company received Notices of Reassessment from the CRA for the 2013 taxation year (the “2013 Reassessment”) and for the 2014 and 2015 taxation years (the “2014 and 2015 Reassessments”, collectively with the 2013 Reassessment, the “2013-2015 Reassessments”) in relation to its Mexican subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Income Tax Act (Canada) (the “Act”) and asserts that a majority of the income earned by the Mexican subsidiary should have been included in the income of the Company and subject to tax in Canada. The 2013-2015 Reassessments result in additional Federal and provincial income taxes of $20.0 million (C$25.3 million) plus estimated interest (calculated to December 31, 2021) and other penalties of $9.1 million (C$11.5 million) but before any relief under the Canada-Mexico tax treaty. The Company has filed formal Notices of Objection with the CRA against the 2013-2015 Reassessments and has posted security in the form of a standby letter of credit for 50% of the reassessed amounts, as referenced in Note 11 (a).

In December 2020, the CRA issued revised 2013-2015 Reassessments to include transfer pricing penalties of $8.1 million (C$10.3 million). The Company has filed formal Notices of Objection with the CRA against these revised reassessments and has posted security in the form of cash for 50% of the reassessed amounts of penalties, as referenced in Note 9. The Company has commenced an appeal in the Tax Court of Canada with respect to the 2013-2015 Reassessments.

On December 21, 2021, the Company received a Notice of Reassessment for the 2016 taxation year (the “2016 Reassessment”) on the same basis as the 2013-2015 Reassessments, resulting in additional Federal and provincial income taxes of $3.6 million (C$4.6 million) plus estimated interest (calculated to December 31, 2021) and other penalties of $1.1 million (C$1.3 million) but before any relief under the Canada-Mexico tax treaty. The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments are expected for subsequent years.

The 2016 Reassessment did not include transfer pricing penalties which are currently under review. If the CRA were to apply transfer pricing penalties, the Company estimates that the amount would be approximately $1.4 million (C$1.7 million). The Company intends to file a formal Notice of Objection with the CRA against the 2016 Reassessment and has posted security in the form of cash for 50% of the reassessed amounts, as referenced in Note 9.

For taxation years 2013 through 2016, the Company’s Mexican subsidiary paid a total of $34.1 million (490.3 million Pesos) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico. If required, the Company intends to seek relief from double taxation under the Canada-Mexico tax treaty.

(c)	Barbados (2014-2017)

The 2014 and 2015 Reassessments also reassess the Company in relation to its Barbadian subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income relating to certain precious metal streams earned by the Barbadian subsidiary should have been included in the income of the Company and subject to tax in Canada, resulting in additional Federal and provincial income taxes of $5.3 million (C$6.7 million) plus estimated interest (calculated to December 31, 2021) and other penalties of $2.2 million (C$2.8 million). As noted previously, the Company has filed formal Notices of Objection with the CRA against the 2014 and 2015 Reassessments and has posted security in the form of a standby letter of credit for 50% of the reassessed amounts, as referenced in Note 11 (a).

As noted above, in December 2020, the CRA issued revised 2014 and 2015 Reassessments to include transfer pricing penalties of $2.0 million (C$2.5 million). The Company has filed formal Notices of Objection with the CRA against these revised reassessments and has posted security in the form of cash for 50% of the reassessed amounts of penalties, as referenced in Note 9. The Company has commenced an appeal in the Tax Court of Canada with respect to the 2014-2015 Reassessments.

On December 21, 2021, the Company received the 2016 Reassessment as well as a Notice of Reassessment for the 2017 taxation year (the “2017 Reassessment”, collectively with the 2016 Reassessment, the “2016 and 2017 Reassessments”) that reassess the Company in relation to its Barbadian subsidiary on the same basis as the 2014 and 2015 Reassessments, resulting in additional Federal and provincial income taxes of $31.1 million (C$39.5 million) plus estimated interest (calculated to December 31, 2021) and other penalties of $8.2 million (C$10.4 million). The 2016 and 2017 Reassessments did not include transfer pricing penalties which are currently under review. If the CRA were to apply transfer pricing penalties, the Company estimates that the amounts would be approximately $11.9 million (C$15.1 million). The Company intends to file formal Notices of Objection with the CRA against the 2016 and 2017 Reassessments and has posted security in the form of cash for 50% of the reassessed amounts, as referenced in Note 9.

If the CRA were to reassess the Company for taxation years 2018 through 2021 on the same basis and continue to apply transfer pricing penalties, the Company estimates that it would be subject to additional Canadian tax for these years of approximately $169.4 million (C$214.7 million), transfer pricing penalties of approximately $63.9 million (C$81.0 million) plus interest (calculated to December 31, 2021) and other penalties of approximately $12.1 million (C$15.4 million).

(d)	Barbados (2012-2013)

In August 2020, the Company received Notices of Reassessment for the 2012 and 2013 taxation years (the “FAPI Reassessments” and, collectively with the Domestic Reassessments, the 2013 Reassessment, the 2014 and 2015 Reassessments, and the 2016 and 2017 Reassessments, the “Reassessments”) in relation to its Barbadian subsidiary. The FAPI Reassessments assert that a majority of the income relating to precious metal streams earned by the Barbadian subsidiary, in those years, should have been included in the income of its Canadian parent company and subject to tax in Canada as Foreign Accrual Property Income (“FAPI”). The CRA has noted that its position may not extend beyond the 2013 taxation year. The FAPI Reassessments result in additional Federal and provincial income taxes of $6.0 million (C$7.7 million) plus estimated interest (calculated to December 31, 2021) and other penalties of $2.8 million (C$3.7 million). The Company has filed formal Notices of Objection with the CRA against the FAPI Reassessments, has posted security in cash for 50% of the reassessed amounts, as referenced in Note 9, and has commenced an appeal in the Tax Court of Canada with respect to these reassessments.

The CRA audit is ongoing and there can be no assurance that the CRA will not further challenge the manner in which the Company or any of its subsidiaries has filed its tax returns and reported its income. In the event that the CRA successfully challenges the manner in which the Company or a subsidiary has filed its tax returns and reported its income, this could potentially result in additional income taxes, penalties and interest, which could have a material adverse effect on the Company.